UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21189

Registrant Name:	PIMCO New York Municipal Income Fund III

Address of Principal Executive Offices:	1633 Broadway,
New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna
1633 Broadway,
New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	September 30, 2012

Date of Reporting Period:	June 30, 2012

Item 1. Schedule of Investments

PIMCO New York Municipal Income Fund III Schedule of Investments

June 30, 2012 (unaudited)

Principal Amount (000s)		Value*
NEW YORK MUNICIPAL BONDS & NOTES—85.4%
$1,000	Brooklyn Arena Local Dev. Corp. Rev., Barclays Center Project, 6.375%, 7/15/43	$1,116,560
1,500	Chautauqua Cnty. Industrial Dev. Agcy. Rev., Dunkirk Power Project, 5.875%, 4/1/42	1,653,300
730	Dutchess Cnty. Industrial Dev. Agcy. Rev., Elant Fishkill, Inc., 5.25%, 1/1/37, Ser. A	565,881
800	East Rochester Housing Auth. Rev., St. Mary’s Residence Project, 5.375%, 12/20/22, Ser. A (GNMA)	841,624
4,000	Hudson Yards Infrastructure Corp. Rev., 5.75%, 2/15/47, Ser. A	4,596,600
	Liberty Dev. Corp. Rev.,
1,050	Bank of America Tower at One Bryant Park Project, 6.375%, 7/15/49	1,185,240
	Goldman Sachs Headquarters,
1,810	5.25%, 10/1/35	2,032,359
2,400	5.50%, 10/1/37	2,779,632
1,500	Long Island Power Auth. Rev., 5.75%, 4/1/39, Ser. A	1,712,550
	Metropolitan Transportation Auth. Rev.,
5,220	5.00%, 11/15/32, Ser. A (FGIC-NPFGC)	5,320,903
500	5.00%, 11/15/34, Ser. B	551,350
3,000	Monroe Cnty. Industrial Dev. Corp. Rev., Unity Hospital Rochester Project, 5.50%, 8/15/40 (FHA) (c)	3,425,880
200	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128	203,984
500	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	320,000
2,695	New York City, GO, 5.00%, 3/1/33, Ser. I (Pre-refunded @ $100, 3/1/13) (a)	2,778,437
	New York City Industrial Dev. Agcy. Rev., (AGC),
600	Queens Baseball Stadium, 6.50%, 1/1/46	653,850
2,200	Yankee Stadium, 7.00%, 3/1/49	2,576,552
	New York City Municipal Water Finance Auth. Water & Sewer Rev., Second Generation Resolutions,
5,000	4.75%, 6/15/35, Ser. DD (c)	5,358,850
1,500	5.00%, 6/15/39, Ser. GG-1	1,654,140
3,450	New York City Trust for Cultural Res. Rev., Wildlife Conservation Society, 5.00%, 2/1/34 (FGIC-NPFGC)	3,562,090
4,000	New York Liberty Dev. Corp. Rev., 4 World Trade Center Project, 5.75%, 11/15/51	4,548,600
1,000	Niagara Falls Public Water Auth. Water & Sewer Rev., 5.00%, 7/15/34, Ser. A (NPFGC)	1,009,160
400	Onondaga Cnty. Rev., Syracuse Univ. Project, 5.00%, 12/1/36	448,400
600	Port Auth. of New York & New Jersey Rev., JFK International Air Terminal, 6.00%, 12/1/36	683,082
1,000	State Dormitory Auth. Rev., 5.00%, 3/15/38, Ser. A	1,106,380
2,250	Jewish Board Family & Children, 5.00%, 7/1/33 (AMBAC)	2,260,755
3,000	Lutheran Medical Hospital, 5.00%, 8/1/31 (FHA-NPFGC)	3,016,530
250	NYU Hospitals Center, 6.00%, 7/1/40, Ser. A	290,770
3,740	St. Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)	3,749,313
1,200	Teachers College, 5.50%, 3/1/39	1,309,332
500	The New School, 5.50%, 7/1/40	562,125
620	Winthrop Univ. Hospital Assoc., 5.50%, 7/1/32, Ser. A	628,686
2,500	Winthrop-Nassau Univ., 5.75%, 7/1/28	2,546,375
750	State Environmental Facs. Corp. Rev., 4.75%, 6/15/32, Ser. B	808,808

PIMCO New York Municipal Income Fund III Schedule of Investments

June 30, 2012 (unaudited)(continued)

Principal Amount (000s)		Value*
	State Urban Dev. Corp. Rev.,
$2,400	5.00%, 3/15/35, Ser. B	$2,584,608
2,200	5.00%, 3/15/36, Ser. B-1 (c)	2,441,032
2,000	Triborough Bridge & Tunnel Auth. Rev., 5.25%, 11/15/34, Ser. A-2 (c)	2,269,920
1,400	Troy Capital Res. Corp. Rev., Rensselaer Polytechnic Institute 5.125%, 9/1/40, Ser. A	1,519,770
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Rev., Glens Falls Hospital Project, 5.00%, 12/1/35, Ser. A (AGM)	2,041,560
600	Westchester Cnty. Healthcare Corp. Rev., 6.125%, 11/1/37, Ser. C-2	693,600
100	Yonkers Economic Dev. Corp. Rev., Charter School of Educational Excellence Project, 6.00%, 10/15/30, Ser. A	102,544

	Total New York Municipal Bonds & Notes (cost—$70,940,158)	77,511,132

OTHER MUNICIPAL BONDS & NOTES—9.1%
	District of Columbia—0.2%
175	Tobacco Settlement Financing Corp. Rev., 6.50%, 5/15/33	193,764

	Ohio—1.1%
1,250	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	960,362

	Puerto Rico—7.0%
580	Children’s Trust Fund Rev., 5.625%, 5/15/43	580,046
	Sales Tax Financing Corp. Rev.,
4,000	5.00%, 8/1/40, Ser. A (AGM) (c)	4,197,680
500	5.25%, 8/1/43, Ser. A-1	525,000
1,000	5.375%, 8/1/38, Ser. C	1,071,220

		6,373,946

	U. S. Virgin Islands—0.6%
500	Public Finance Auth. Rev., 6.00%, 10/1/39, Ser. A	551,375

	Washington—0.2%
135	Tobacco Settlement Auth. Rev., 6.625%, 6/1/32	140,435

	Total Other Municipal Bonds & Notes (cost—$7,612,493)	8,219,882

NEW YORK VARIABLE RATE NOTES (b)—5.5%
5,000	State Dormitory Auth. Rev., Rockefeller Univ., 5.00%, 7/1/32, Ser. A-1 (Pre-refunded @ $100, 7/1/12) (a) (cost—$5,000,000)	5,000,000

	Total Investments (cost—$83,552,651) (d)—100.0%	$90,731,014

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures are valued at the price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(b)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2012.
(c)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(d)	At June 30, 2012, the cost basis of portfolio securities for federal income tax purposes was $74,622,799. Gross unrealized appreciation was $7,444,488, gross unrealized depreciation was $298,806 and net unrealized appreciation was 7,145,682. The difference between book and tax cost was attributable to inverse floater transactions.

Glossary:

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

FGIC—insured by Financial Guaranty Insurance Co.

FHA—insured by Federal Housing Administration

GNMA—insured by Government National Mortgage Association

GO—General Obligation Bond

NPFGC—insured by National Public Finance Guarantee Corp.

Other Investments:

Futures contracts oustanding at June 30, 2012:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Short: 30-Year U.S. Treasury Bond Futures	(10)	$(1,480)	9/19/12	$(2,824)

At June 30, 2012, the Fund pledged cash collateral of $28,000 for futures contracts.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended June 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at June 30, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments and Other Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/12
Investments in Securities - Assets
New York Municipal Bonds & Notes	—	$77,511,132	—	$77,511,132
Other Municipal Bonds & Notes	—	8,219,882	—	8,219,882
New York Variable Rate Notes	—	5,000,000	—	5,000,000

Total Investments in Securities - Assets	—	$90,731,014	—	$90,731,014

Other Financial Instruments* - Liabilities
Interest Rate Contracts	$(2,824)	—	—	$(2,824)

Total Investments	$(2,824)	$90,731,014	—	$90,728,190

*	Other financial instruments are futures contracts not reflected in the Schedule of Investments which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the nine months ended June 30, 2012.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund III

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 20, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 20, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 20, 2012